Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.79875%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$743,415.95

Principal:
Principal Collections	$13,041,788.86
Prepayments in Full	$4,696,608.43
Liquidation Proceeds	$144,447.22
Recoveries	$50,293.73
Sub Total	$17,933,138.24
Collections	$18,676,554.19

Purchase Amounts:
Purchase Amounts Related to Principal	$352,325.32
Purchase Amounts Related to Interest	$2,137.39
Sub Total	$354,462.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,031,016.90

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,031,016.90
Servicing Fee	$272,895.59	$272,895.59	$0.00	$0.00	$18,758,121.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,758,121.31
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,758,121.31
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,758,121.31
Interest - Class A-3 Notes	$104,389.80	$104,389.80	$0.00	$0.00	$18,653,731.51
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$18,501,123.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,501,123.51
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$18,440,212.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,440,212.26
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$18,393,239.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,393,239.26
Regular Principal Payment	$17,097,830.67	$17,097,830.67	$0.00	$0.00	$1,295,408.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,295,408.59
Residual Released to Depositor	$0.00	$1,295,408.59	$0.00	$0.00	$0.00
Total		$19,031,016.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,097,830.67
Total					$17,097,830.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,097,830.67	$44.76	$104,389.80	$0.27	$17,202,220.47	$45.03
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$17,097,830.67	$12.98	$364,882.05	$0.28	$17,462,712.72	$13.26

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$94,186,288.95	0.2465610	$77,088,458.28	0.2018022
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$280,516,288.95	0.2130239	$263,418,458.28	0.2000398

Pool Information
Weighted Average APR	2.792%	2.791%
Weighted Average Remaining Term	28.16	27.34
Number of Receivables Outstanding	27,585	26,863
Pool Balance	$327,474,707.60	$308,965,587.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$306,852,771.88	$289,754,941.21
Pool Factor	0.2305675	0.2175357

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$19,210,645.86
Targeted Overcollateralization Amount	$45,547,128.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,547,128.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$273,950.70
(Recoveries)		126	$50,293.73
Net Loss for Current Collection Period			$223,656.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8196%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4180%
Second Prior Collection Period			0.6066%
Prior Collection Period			0.3892%
Current Collection Period			0.8434%
Four Month Average (Current and Prior Three Collection Periods)			0.5643%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,307	$14,101,250.80
(Cumulative Recoveries)			$2,115,826.22
Cumulative Net Loss for All Collection Periods			$11,985,424.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8439%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,264.06
Average Net Loss for Receivables that have experienced a Realized Loss			$3,624.26

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.85%	383	$5,703,703.75
61-90 Days Delinquent	0.20%	36	$608,006.48
91-120 Days Delinquent	0.05%	10	$169,183.78
Over 120 Days Delinquent	0.22%	43	$676,691.13
Total Delinquent Receivables	2.32%	472	$7,157,585.14

Repossession Inventory:
Repossessed in the Current Collection Period		21	$336,446.97
Total Repossessed Inventory		38	$709,220.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3409%
Prior Collection Period			0.3879%
Current Collection Period			0.3313%
Three Month Average			0.3534%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4706%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer